Business Acquisition (Tables)	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisition Purchase Price Allocation

The following table summarizes the purchase price allocation (in thousands):

June 30, 2022
Assets
Current assets
Cash and cash equivalents	$303
Accounts and other receivables, net of allowance	193
Prepaid expenses and other receivables, net of allowance	14
Total current assets	510

Property and equipment, net	599
Operating lease right of use asset	521
Other long-term assets	7
Total assets	1,637

Liabilities and net assets acquired
Current liabilities
Accounts payable	105
Accrued liabilities	241
Current portion of debt	6
Current portion of related party debt	242
Current portion of operating lease liability	179
Total current liabilities	773

Debt, net of current portion	393
Related party debt, net of current portion	107
Operating lease liability, net of current portion	342
Total liabilities	1,615

Net assets acquired	$22

Schedule of Proforma Unaudited Revenue and Net Loss

The following proforma unaudited revenue and net loss are presented as if the acquisition had been included in the consolidated results of the Company for the nine months ended September 30, 2022 (in thousands).

Nine Months Ended September 30, 2022
Revenue	$1,385
Net loss	$(8,097)